Commitments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 4.9	$ 5.3	$ 3.6